Quarterly Report
February 29, 2024
MFS®  Growth Fund
MEG-Q1

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 0.7%
Howmet Aerospace, Inc.	4,876,345	$324,520,760
Apparel Manufacturers – 0.8%
LVMH Moet Hennessy Louis Vuitton SE	370,266	$337,274,649
Brokerage & Asset Managers – 1.0%
CME Group, Inc.	1,009,139	$222,363,779
KKR & Co., Inc.	2,341,196	230,045,919
		$452,409,698
Business Services – 4.1%
CoStar Group, Inc. (a)	5,248,609	$456,786,441
MSCI, Inc.	963,020	540,225,329
TransUnion	1,800,407	139,765,596
Verisk Analytics, Inc., “A”	2,710,843	655,752,922
		$1,792,530,288
Computer Software – 19.7%
Adobe Systems, Inc. (a)	588,054	$329,474,895
Cadence Design Systems, Inc. (a)	2,558,693	778,814,975
Datadog, Inc., “A” (a)	812,039	106,750,647
Intuit, Inc.	808,725	536,095,715
Microsoft Corp.	14,980,687	6,196,611,371
Synopsys, Inc. (a)	1,232,018	706,845,687
		$8,654,593,290
Computer Software - Systems – 6.6%
Apple, Inc.	11,870,110	$2,145,522,383
ServiceNow, Inc. (a)	968,533	747,068,244
		$2,892,590,627
Construction – 2.9%
Martin Marietta Materials, Inc.	313,942	$181,367,433
Sherwin-Williams Co.	746,270	247,784,028
Vulcan Materials Co.	3,139,058	834,518,569
		$1,263,670,030
Consumer Products – 0.7%
Colgate-Palmolive Co.	1,332,155	$115,258,051
Estée Lauder Cos., Inc., “A”	1,283,733	190,737,049
		$305,995,100
Consumer Services – 1.0%
Uber Technologies, Inc. (a)	5,458,567	$433,956,076
Electrical Equipment – 2.4%
AMETEK, Inc.	2,881,630	$519,212,094
Amphenol Corp., “A”	3,891,413	425,097,956
Rockwell Automation, Inc.	431,704	123,070,176
		$1,067,380,226
Electronics – 13.6%
Applied Materials, Inc.	1,051,360	$211,975,203
ASML Holding N.V., ADR	844,212	803,419,676
KLA Corp.	518,845	354,007,944
Lam Research Corp.	482,811	452,997,421

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Marvell Technology, Inc.	1,769,191	$126,780,227
NVIDIA Corp.	4,655,383	3,682,966,599
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,402,006	309,066,112
		$5,941,213,182
Entertainment – 0.8%
Spotify Technology S.A. (a)	1,337,255	$342,885,554
Gaming & Lodging – 1.4%
Hilton Worldwide Holdings, Inc.	2,468,039	$504,269,729
Las Vegas Sands Corp.	1,675,768	91,362,871
		$595,632,600
Insurance – 0.6%
Arthur J. Gallagher & Co.	1,058,279	$258,145,996
Internet – 12.7%
Alphabet, Inc., “A” (a)	17,575,836	$2,433,550,252
Alphabet, Inc., “C” (a)	1,834,856	256,476,172
Gartner, Inc. (a)	736,475	342,873,301
Meta Platforms, Inc., “A”	5,137,136	2,517,864,468
		$5,550,764,193
Leisure & Toys – 0.4%
Take-Two Interactive Software, Inc. (a)	1,217,000	$178,813,810
Machinery & Tools – 1.6%
Eaton Corp. PLC	2,390,702	$690,912,878
Medical & Health Technology & Services – 0.7%
ICON PLC (a)	629,732	$201,904,674
Veeva Systems, Inc. (a)	554,824	125,118,360
		$327,023,034
Medical Equipment – 4.3%
Agilent Technologies, Inc.	1,181,842	$162,337,817
Boston Scientific Corp. (a)	13,299,411	880,554,002
Danaher Corp.	603,902	152,871,752
STERIS PLC	679,212	158,195,267
Thermo Fisher Scientific, Inc.	943,671	538,062,331
		$1,892,021,169
Other Banks & Diversified Financials – 7.1%
Mastercard, Inc., “A”	3,534,152	$1,677,874,004
Moody's Corp.	148,807	56,460,352
Visa, Inc., “A”	4,911,941	1,388,311,004
		$3,122,645,360
Pharmaceuticals – 6.0%
Argenx SE, ADR (a)	209,120	$79,467,691
Eli Lilly & Co.	1,652,682	1,245,593,370
Regeneron Pharmaceuticals, Inc. (a)	293,907	283,940,614
Vertex Pharmaceuticals, Inc. (a)	1,777,464	747,850,203
Zoetis, Inc.	1,414,717	280,580,823
		$2,637,432,701
Railroad & Shipping – 0.1%
Canadian Pacific Kansas City Ltd.	346,184	$29,429,102

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.4%
Chipotle Mexican Grill, Inc., “A” (a)	60,529	$162,748,559
Specialty Chemicals – 1.7%
Linde PLC	1,690,066	$758,535,422
Specialty Stores – 7.8%
Amazon.com, Inc. (a)	16,693,761	$2,950,789,194
Lululemon Athletica, Inc. (a)	348,305	162,689,783
O'Reilly Automotive, Inc. (a)	297,772	323,803,228
		$3,437,282,205
Total Common Stocks		$43,450,406,509
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.37% (v)	146,234,480	$146,234,480

Other Assets, Less Liabilities – 0.6%		256,475,447
Net Assets – 100.0%		$43,853,116,436
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $146,234,480 and $43,450,406,509, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$43,450,406,509	$—	$—	$43,450,406,509
Mutual Funds	146,234,480	—	—	146,234,480
Total	$43,596,640,989	$—	$—	$43,596,640,989
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$431,041,271	$1,025,054,798	$1,309,829,950	$(2,639)	$(29,000)	$146,234,480
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,525,235	$—